SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
SHARE-BASED COMPENSATION
Schedule of the RSU activity

		Weighted Average
	Number of	Grant-Date
	Shares	Fair Value
		(in whole US dollars)
Unvested at January 1, 2021	1,888,753	19.78
Granted	2,161,098	26.10
Vested	(562,376)	17.11
Forfeited	(152,172)	22.04
Unvested at December 31, 2021	3,335,303	24.23